Loans and Allowance for Credit Losses (Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,609,584	¥ 1,624,287
Recognized interest income	12,907	18,043
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	11,051	11,795
Recognized interest income	371	505
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	999,938	1,066,068
Recognized interest income	6,238	10,409
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	484,687	442,996
Recognized interest income	2,505	4,199
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	24,336	31,543
Recognized interest income	200	353
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	100,849	131,463
Recognized interest income	726	1,236
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	80,076	94,276
Recognized interest income	569	1,116
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	217,657	255,798
Recognized interest income	1,469	2,402
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	641	5,625
Recognized interest income	4	48
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	25,560	30,753
Recognized interest income	264	366
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	26,766	25,077
Recognized interest income	207	271
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	39,366	48,537
Recognized interest income	294	418
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	294,123	196,259
Recognized interest income	1,977	1,302
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	137,247	161,162
Recognized interest income	971	1,572
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	76,953	87,712
Recognized interest income	1,334	1,738
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	43,181	63,602
Recognized interest income	467	1,105
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	47,091	37,689
Recognized interest income	¥ 1,549	¥ 1,412